Cost-Method Investment (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013
Cost-Method Investment (Textual)
Investment in DCL Ventures, Inc.	$ 100,000	$ 100,000
Cost-method investment	200,000	100,000
Impairment loss
DCL Ventures Inc. [Member]
Cost-Method Investment (Textual)
Share purchase under initial investment			25,000	25,000	25,000	25,000	25,000	25,000	50,000
Investment in DCL Ventures, Inc.			$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 50,000